Summary of significant accounting policies	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

2. Summary of significant accounting policies

Basis of Presentation

The consolidated financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements have been prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and presented in US dollars. The year end is June 30.

Basic of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Concentrations of vendors

During the fiscal year ended June 30, 2025, there are three vendors of the Company which each accounts for more than ten percent of the total purchases. The top three suppliers account for 22.48%, 18.54% and 10.92% of the total purchases respectively. During the fiscal year ended June 30, 2024, there are two vendors which account for more than 10% of the Company total purchases individually, and they account for 23.68% and 16.83% of the total purchases respectively. As of June 30, 2025 and 2024, the top three vendors, respectively, accounted for 44% and 60% of the trade payables, respectively.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk are cash, accounts receivable and other receivables arising from its normal business activities. The Company places its cash in what it believes to be credit-worthy financial institutions. The Company controls credit risk related to accounts receivable through credit approvals, credit limits and monitoring procedures. The Company routinely assesses the financial strength of its customers and, based upon factors surrounding the credit risk, establishes an allowance, if required, for uncollectible accounts and, as a consequence, believes that its accounts receivable credit risk exposure beyond such allowance is limited.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Significant accounting estimates and assumptions are as follows:

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which losses can be used in the future. Additionally, the Group recognizes deferred taxes based on temporary differences determined from the tax base and the carrying amount of certain assets and liabilities, using the rates in force. Management’s significant professional judgment is required to determine the deferred income and social contribution tax assets to be recognized based on reasonable timing and future taxable profit level jointly with future tax planning strategies.

The Company regularly assesses the impairment indicators of goodwill and intangible assets with indefinite useful lives. Determination of the recoverable amount of the cash-generating unit to which goodwill was attributed also includes the use of estimates and requires significant judgment by management.

The Company assesses the aggregate relative fair values of the warrants by using the Black-Scholes model, which to some extent, also requires judgement by management.

Revenue Recognition

The Company generates it main income source from the sales of merchandise, which includes the sales of various gym equipment and fitness products. It recognizes this merchandise revenue in accordance with Accounting Standards Update (“ASU”) 2014-09, “Revenue from contracts with customers,” (Topic 606). Revenue is recognized when a customer obtains control of promised goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods in the contract; (ii) determination of whether the promised goods are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The Company’s main revenue stream is from sales of products. The Company recognizes as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Generally, the Company’s performance obligations are transferred to customers at a point in time, typically upon shipment. The Company offers refunds, repairs and replacements in accordance with the Australian Consumer Law. The Company also provides   warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers . The Company recognized the estimated sales discount and returns against its revenues in the same period as the original sales transaction.

The Company also occasionally sells various consumable products. These products include, but are not limited to, coffee and nutritional supplement products. Similar to the aforesaid merchandise revenue, it also recognizes the revenue in accordance with Topic 606 upon shipment. If the Company provided a sales discount or allowed sales returns, it is recognized against its revenues in the same period as the original sales transaction.

The Company also provides licensing services and gym equipment to gym studios in overseas. These services include, but are not limited to, providing the brand name, and offer initial design services to these gym studios. Similar to the aforesaid merchandise revenue, it also recognizes the revenue in accordance with Topic 606 based on the straight-line basis over the contractual service period.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Deferred Revenue

The Company recognized the deposits received from its customers as deferred revenue if the goods or service is not delivered. It would be recognized as revenue after the goods or service is delivered. During the fiscal years ended June 30, 2025 and 2024, a total of $209,100 and $238,351, respectively, of deferred revenue was recognized into merchandise revenue. At June 30, 2025 and 2024, a total of $335,956 and $209,100, respectively, of revenue has been deferred to be recognized in future periods as merchandise revenue.

Stock-based Compensation

The Company records stock-based compensation in accordance with the provisions of the Accounting Standards Codification (“ASC”) 718, “Accounting for Stock Compensation,” which establishes accounting standards for the transaction in which an entity exchanges its equity instruments for goods or services. In accordance with guidance provided under ASC 718, the Company recognizes an expense for the fair value of its stock awards at the time of the grant and the fair value of its outstanding stock options as they vest, whether held by employees or others. During the fiscal years ended June 30, 2025 and 2024, there was no stock-based compensation.

Customers Loyalty Program

For certain sales transactions, the Company offers loyalty points to its customers based on the dollar value of the transaction which gives the customer the option to acquire additional goods or services at a price that is lower than its stand-alone selling price. In accordance with Topic 606, the Company evaluates whether these loyalty points constitute separate performance obligations and the need to allocate the transaction price between revenue and performance obligation. As of June 30, 2025 and 2024, the Company does not believe that any separate performance obligation under the loyalty program is material.

Fair Value Measurements

ASC Topic 820, Fair Value Measurements, clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1: Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2: Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3: Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The estimated fair value of certain financial instruments, including all current liabilities are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Fair Value of Financial Instruments

ASC Subtopic 825-10, Financial Instruments requires disclosure of the fair value of certain financial instruments. The carrying value of cash and cash equivalents, accounts payable and accrued liabilities as reflected in the consolidated balance sheets, are approximately fair value because of the short-term maturity of these instruments. All other significant financial assets, financial liabilities and equity instruments of the Company are either recognized or disclosed in the consolidated financial statements together with other information relevant for making a reasonable assessment of future cash flows, interest rate risk and credit risk. Where practicable the fair values of financial assets and financial liabilities have been determined and disclosed; otherwise only available information pertinent to fair value has been disclosed.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Marketable Securities

The Company accounts for investments in marketable securities in accordance with ASC Topic 825, Financial Instruments. The investments held by the Company during the fiscal years June 30, 2025 and 2024, are treated as trading securities with the realized or unrealized gains and losses reflected in Other income/(expense) on the consolidated statements of operations and comprehensive loss. During the years ended June 30, 2025 and 2024, the Company recorded a realized gain and an unrealized loss on investments in marketable securities of $50,675 and $354,781, respectively.

Advertising and Promotion

The Company follows the policy of charging the costs of advertising, marketing, and public relations to expense as incurred. The Company has $416,596 and $351,298 in sales and marketing expenses for the years ended June 30, 2025 and 2024, respectively.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of general and administrative expenses. The Company’s federal tax return and any state tax returns are not currently under examination.

The Company has adopted ASC 740-10, Accounting for Income Taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed annually from differences between the consolidated financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Inventory

Inventory consists of only finished goods and are stated at the lower of cost and net realizable value on a ‘first in first out’ basis. Cost comprises of direct materials and delivery costs, direct labor, import duties and other taxes, and an appropriate proportion of variable and fixed overhead expenditure based on normal operating capacity. Costs of purchased inventory are determined after deducting rebates and discounts received or receivable.

Stock in transit is stated at the lower of cost and net realizable value. Cost comprises purchase and delivery costs, net of rebates and discounts received or receivable.

Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

The Company records an allowance for potentially excess and obsolete inventory based upon recent sales history, the quantity of inventory on-hand, and a forecast of potential use of the inventory. The Company periodically reviews inventory to identify excess quantities and part numbers that are experiencing a reduction in demand. Any part numbers with quantities identified during this process are reserved for at rates based upon management’s judgment, historical rates, and consideration of possible scrap and liquidation values which may be as high as 100% of cost if no liquidation market exists for the part.

Accounts Receivable

The Company has applied the simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance. To measure the expected credit losses, trade receivables have been grouped based on days overdue. Account balances deemed to be uncollectible are charged to bad debt expense and included in the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. At June 30, 2025 and 2024, the Company has considered an allowance of nil and $585,672, respectively, for doubtful receivable accounts.

Property and Equipment

Property and equipment is stated at cost, net of depreciation. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Depreciation expense totaled $9,467 and $10,385 for the years ended June 30, 2025 and 2024, respectively.

Impairment of Long-Lived Assets

Potential impairments of long lived assets are reviewed when events or changes in circumstances indicate a potential impairment may exist. In accordance with ASC Subtopic 360-10, “Property, Plant and Equipment – Overall”, impairment is determined when estimated future undiscounted cash flows associated with an asset are less than asset’s carrying value.

Intangible Assets

The Company’s intangible assets consist of brand names and goodwill. At June 30, 2025 and 2024, the Company had brand names and goodwill with costs of approximately $337,504 and $1,161,052 respectively, which all have indefinite lives. The Company evaluates intangible assets with indefinite lives for impairment at least annually or when events or changes in circumstances indicate that an impairment may exist. The Company determined that none of its intangible assets were impaired in the fiscal years ended June 30, 2025 and 2024.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Net Income (Loss) Per Common Share

The Company computes income (loss) per common share in accordance with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted earnings per share. Basic income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted income or loss per common share is computed by dividing net income or loss by the weighted average number of common shares outstanding, plus the issuance of common shares, if dilutive, that could result from the exercise of outstanding stock options and warrants. No potential dilutive common shares are included in the computation of any diluted per share amount when a loss is reported. For the fiscal year ended June 30, 2025 and 2024, the calculation is also reflective of the effects of the 1-for-16 share consolidation which was effective on September 23, 2025 (Note 14).

Comprehensive Income (loss)

ASC Topic 220, Comprehensive Income, establishes standards for reporting comprehensive income (loss) and its components. Comprehensive income or loss is defined as the change in equity during a period from transactions and other events from non-owner sources. The component of comprehensive income totaling $3,518 for the year ended June 30, 2025, and comprehensive loss totaling $13,673 for the year ended June 30, 2024, related to foreign currency translation adjustment.

Foreign Currencies   The Company determined that its functional currency is the Australian dollar since the Australian dollar is the currency of the environment in which the Company primarily generates and expends cash; however, the Company’s reporting currency is the U.S. dollar. Foreign currency transaction gains and losses represent gains and losses resulting from transactions entered into in a currency other than the functional currency of the Company. These transaction gains and losses, if any, are included in results of operations.

Leases

The Company accounts for leases in accordance with ASC Topic 842, Lease. Operating lease right-of-use assets represent the right to use the leased asset for the lease term and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most leases do not provide an implicit rate, the Company uses an incremental borrowing rate based on the information available at the adoption date in determining the present value of future payments. Lease expense for minimum lease payments is amortized on a straight-line basis over the lease term and is presented on the consolidated statements of operations and comprehensive loss.

As permitted under ASC Topic 842, the Company has made an accounting policy election not to apply the lease recognition provision to short term leases (leases with a lease term of 12 months or less that do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise); instead, the Company will recognize the lease payments for short term leases on a straight-line basis over the lease term.

Convertible notes

The Company accounts for convertible notes deemed conventional and conversion options embedded in non-conventional convertible notes which qualify as equity under ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including certain convertible instruments and contracts on an entity’s own equity. ASU 2020-06 removes the separation models required for convertible debt with cash conversion features and convertible instruments with beneficial conversion features. It also removes certain settlement conditions that were required for equity for equity contracts to qualify for the derivative scope exception and simplifies the diluted earnings per share calculation for convertible instruments. Accordingly, the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Warrants

The Company evaluated the warrants under ASC 815, Derivatives and Hedging (“ASC 815”), and determined that they did not require liability classification. The warrants were recorded in additional paid-in capital under their aggregate relative fair values, by using the Black-Scholes model when the warrants are granted. During the fiscal year June 30, 2025, the Company issued 1,195,220 warrants and 55,777 warrants, to a new investor and the placement agent, respectively. All of these warrants were subsequently bought back by the Company within the fiscal year ended June 30, 2025. During the fiscal year June 30, 2024, the Company issued 30,000 warrants on a net basis, and 5,645,455 warrants, respectively, to the IPO underwriter and the Convertible Notes noteholder. All of these warrants were fully converted into shares during the fiscal year June 30, 2024. They were all converted based on cashless basis and were converted into 19,750 shares and 4,892,727 shares respectively.

Segment Reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the three identified reportable segments. The Company’s business includes only one segment, which is the trading of Gym Equipment.

Recent Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires all public entities, including public entities with a single reportable segment, to expand disclosures, on an annual and interim basis, about reporting segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker users reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is to be applied retrospectively to all prior periods presented in the financial statements with an effective date for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Adoption of ASU 2023-07 had no impact on the Company’s audit financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which requires enhanced income tax disclosures, including specific categories and disaggregation of information in the effective tax rate reconciliation, disaggregation information related to income taxes paid, income or loss from continuing operations before income tax expenses or benefit, and income tax expense or benefit from continuing operations. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently in the process of evaluating the impact of this pronouncement on it related disclosures.

The Company has implemented all new accounting pronouncements that are in effect. These pronouncements did not have any material impact on the consolidated financial statements, and the Company does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Going Concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue trading, realise its assets and discharge its liabilities in the ordinary course of business for a period of at least 12 months from the date that these consolidated financial statements are approved.

The Directors note that:

●	The Group made a loss of $1,641,122 from its continuing operations for the year ended June 30, 2025;
●	The Group held cash and cash equivalents of $2,890,822 as of June 30, 2025;
●	The Group incurred a net cash outflow from operating activities of $1,016,390 for the year ended June 30, 2025;
●	A successful capital raising (Registered Direct Offering) in February 2025 which raised for $3,559,052 before cost of capital.

In assessing the appropriateness of using the going concern assumption, the Directors have noted:

●	There are reasonable grounds to believe that the Company will be able to continue as a going concern as the Directors are satisfied that the Company will be able to either secure additional working capital as required through raising additional capital or reducing the Company’s discretionary spending;
●	Accordingly, the directors consider it appropriate to prepare the consolidated financial statements on a going concern basis.

Whilst the Directors remain confident in the Company’s ability to access further working capital through debt, equity or asset sales if required, there remains material uncertainty as to whether the Company will continue as a going concern.

Had the going concern basis not been used, adjustments would need to be made relating to the recoverability and classification of certain assets, and the classification and measurement of certain liabilities to reflect the fact that the Company may be required to realize its assets and settle its liabilities other than in the ordinary course of business, and at amounts different from those stated in the consolidated financial statements.

Subsequent Events

In accordance with ASC Topic 855, Subsequent Events, the Companies evaluated subsequent events through November 12, 2025; the date the consolidated financial statements were available for issue.